Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
VAT tax payable	$ 568,515	$ 434,891
Corporation income tax payable	1,543,294	1,244,778
Other tax payable	160,297	159,931
Total	$ 2,272,106	$ 1,839,600